Valuation and Qualifying Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for Trade Receivables [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 7	$ 8	$ 9
Charged to costs and expenses	3	2	1
Additions/ (Deductions)	2	(3)	(2)
Balance at end of period	12	7	8
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	1,585	1,607	1,454
Translation adjustment	(4)	(28)	(30)
Charged to costs and expenses	13	24	201
Additions/ (Deductions)	(16)	(18)	(18)
Balance at end of period	$ 1,578	$ 1,585	$ 1,607